FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 29, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 29, 2024	December 31, 2023

Financial assets
Amortized cost:
Cash and cash equivalents	$98,799	$89,642
Trade accounts receivable	542,359	412,498
Financial assets included in prepaid expenses, deposits and other current assets	56,785	45,136
Long-term non-trade receivables included in other non-current assets	22,321	12,863
Fair value through other comprehensive income:
Derivative financial assets included in prepaid expenses, deposits and other current assets	12,108	15,797

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities(1)	$478,317	$403,534
Long-term debt - bearing interest at variable rates	950,000	885,000
Long-term debt - bearing interest at fixed rates(2)	585,870	100,000
Fair value through other comprehensive income:
Derivative financial liabilities included in accounts payable and accrued liabilities	11,756	4,760
Derivative financial liabilities included in other non-current liabilities	8,602	—
1) Accounts payable and accrued liabilities include $11.6 million (December 31, 2023 - $12.5 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement. Accounts payable and accrued liabilities also include balances payable of $37.8 million (December 31, 2023 - $49.0 million) resulting mainly from a one-week timing difference between the collection of sold receivables and the weekly remittance to our bank counterparty under our receivables purchase agreement that is disclosed in note 6 to these consolidated financial statements.
2) The fair value of the long-term debt bearing interest at fixed rates was $627.3 million as at December 29, 2024 (December 31, 2023 - $98.6 million).

Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 29, 2024:

				Carrying and fair value		Maturity
	Notional
	foreign currency	Average	Notional	Prepaid expenses,	Accounts
	amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	23,665	1.2827	$30,355	$705	$—	$705
Sell EUR/Buy USD	38,477	1.0914	41,995	1,532	—	1,532
Sell CAD/Buy USD	34,139	0.7401	25,266	1,403	—	1,403
Buy CAD/Sell USD	77,510	0.7252	56,214	—	(1,781)	(1,781)
Sell AUD/Buy USD	7,586	0.6620	5,022	292	—	292
Sell MXN/Buy USD	172,198	0.0511	8,793	451	(3)	448
			$167,645	$4,383	$(1,784)	$2,599
14. FINANCIAL INSTRUMENTS (continued):
(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 31, 2023:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	25,399	1.2506	$31,765	$25	$(585)	$(560)
Sell EUR/Buy USD	40,866	1.0987	44,901	63	(640)	(577)
Sell CAD/Buy USD	52,285	0.7506	39,243	33	(362)	(329)
Buy CAD/Sell USD	41,199	0.7384	30,422	735	—	735
Sell AUD/Buy USD	15,011	0.6681	10,029	21	(261)	(240)
Sell MXN/Buy USD	325,633	0.0543	17,687	—	(980)	(980)
			$174,047	$877	$(2,828)	$(1,951)

The following table summarizes the Company’s cross-currency fixed rate debt swap commitments to sell foreign currencies (cash flow hedges) as at December 29, 2024:

						Carrying and fair value		Maturity

	Notional foreign	Fixed	Notional			Other non-	Other non-
	currency amount	exchange	U.S. $	Pay	Receive	current	current	Over 12
	equivalent	rate	equivalent	rate	Rate	assets	liabilities	months

Forward foreign exchange contracts:
Sell CAD/Buy USD	500,000	1.4000	357,143	5.49%	4.36%	—	(6,442)	November 2029
Sell CAD/Buy USD	200,000	1.4000	142,857	5.77%	4.71%	—	(2,160)	November 2031
			$500,000				$(8,602)

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 29, 2024:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount(1)	current assets	accrued liabilities	months

Forward contracts	Cotton	382.2 million pounds	$1,584	$(9,519)	$(7,935)
Swap & option contracts	Energy	3.4 million gallons	25	(453)	(428)
			$1,609	$(9,972)	$(8,363)
(1) Notional amounts are not in thousands.
14. FINANCIAL INSTRUMENTS (continued):
(b)Derivative financial instruments - hedge accounting (continued):

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 31, 2023:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount(1)	current assets	accrued liabilities	months

Forward contracts	Cotton	144.6 million pounds	$4,583	$(1,745)	$2,838
Swap & option contracts	Energy	2.9 million gallons	153	(187)	(34)
			$4,736	$(1,932)	$2,804
(1) Notional amounts are not in thousands.

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 29, 2024:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	SOFR	$355	$—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.70%	SOFR	771	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.52%	SOFR	714
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.17%	SOFR	1,153	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.20%	SOFR	364	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.69%	SOFR	172	—
Unsecured Notes
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.12%	SOFR	2,587	—
					$6,116	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2026 are extensions to the $100 million interest rate swap contracts originally entered into for the $300 million term loan.
14. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 31, 2023:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.44%	SOFR	$646	$—
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	SOFR	1,130	—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.70%	SOFR	2,414	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.52%	SOFR	439
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.17%	SOFR	1,593	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.20%	SOFR	373	—
Unsecured Notes
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.12%	SOFR	3,589	—
					$10,184	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 were extensions to the $125 million interest rate swap contracts originally entered into for the $300 million term loan.

Disclosure of detailed information about hedged items
The following table summarizes the Company’s hedged items as at December 29, 2024:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$3,048	$(3,048)
Forecast expenses	—	—	(1,781)	1,781
Debt & interest payments	—	487,677	6,041	(6,041)

Commodity risk:
Forecast purchases	—	—	(12,592)	12,592

Interest rate risk:
Forecast interest payments	—	—	5,257	(5,257)
	$—	$487,677	$(27)	$27

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.
14. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s hedged items as at December 31, 2023:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(1,945)	$1,945
Forecast expenses	—	—	736	(736)

Commodity risk:
Forecast purchases	—	—	4,733	(4,733)

Interest rate risk:
Forecast interest payments	—	—	10,126	(10,126)
	$—	$—	$13,650	$(13,650)

Disclosure of detailed information about financial expenses, net	Financial expenses, net:

	2024	2023

Interest expense on financial liabilities recorded at amortized cost (1)	$80,256	$53,360
Bank and other financial charges	22,212	22,314
Interest accretion on discounted lease obligations	4,764	3,429
Interest accretion on discounted provisions	431	414
Foreign exchange (gain) loss	(3,509)	153
	$104,154	$79,670
(1) Net of capitalized borrowing costs of nil (2023 - $6.8 million) using an average capitalization rate of nil (2023 - 5.39%).
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	Hedging components of other comprehensive (loss) income (“OCI”):

	2024	2023

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$(4,806)	$(3,334)
Commodity price risk	(14,525)	15,758
Interest rate risk	3,246	2,682

Income taxes	(38)	33

Amounts reclassified from OCI to inventory, related to commodity price risk	(2,800)	(6,913)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, commodity risk, and interest rate risk, and included in:
Net sales	(809)	1,802
Cost of sales	—	58
Selling, general and administrative expenses	211	1,198
Financial expenses, net	5,899	(7,437)
Income taxes	(55)	(42)
Other comprehensive (loss) income	$(13,677)	$3,805